Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (CNY) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent
Net effect of foreign currency translation, tax	0	0	0	0
Net unrealized gain/(loss) in available-for-sale equity securities, tax	0	0	0	0